UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Commodity Strategy Fund

Eaton Vance
Commodity Strategy Fund
September 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 1.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Blue Fin, Ltd., 8.505%, 5/28/13(1)(2)(3)	$3,750	$3,839,250
East Lane Re IV, Ltd., 5.755%, 3/14/14(1)(2)(3)	1,400	1,411,200
Foundation Re III, Ltd., 5.005%, 2/25/15(1)(2)(3)	2,375	2,380,937
Residential Re 2011, Ltd., 8.745%, 6/6/15(1)(2)(3)	750	754,275

Total Corporate Bonds (identified cost $8,275,000)		$8,385,662

Foreign Corporate Bonds — 6.2%

	Principal
	Amount*
Security	(000’s omitted)		Value
Brazil — 2.0%
Ceagro Agricola, Ltd., 10.75%, 5/16/16(4)		1,400	$1,330,000
Ceagro Agricola, Ltd., 10.75%, 5/16/16(1)		850	807,500
Mirabela Nickel, Ltd., 8.75%, 4/15/18(1)		600	489,000
Morgan Stanley Brazilian Inflation Linked Note, 5.40%, 5/15/15(1)(5)	BRL	3,689	1,952,326
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(4)		1,645	1,521,625
WPE International Cooperatief UA, 10.375%, 9/30/20(1)		2,100	1,911,000
WPE International Cooperatief UA, 10.375%, 9/30/20(4)		2,700	2,457,000

Total Brazil			$10,468,451

Chile — 0.2%
BRT Escrow Corp. SpA, 8.00%, 8/18/18(1)		950	$821,988

Total Chile			$821,988

China — 0.5%
China Liansu Group Holdings, Ltd., 7.875%, 5/13/16(1)		1,000	$745,000
Country Garden Holdings Co., 11.125%, 2/23/18(4)		600	462,000
Lonking Holdings, Ltd., 8.50%, 6/3/16(1)		1,000	740,000
Winsway Coking Coal Holdings, Ltd., 8.50%, 4/8/16(1)		800	552,000

Total China			$2,499,000

Colombia — 0.4%
Empresas Publicas de Medellin, 8.375%, 2/1/21(4)	COP	4,276,000	$2,202,029

Total Colombia			$2,202,029

India — 0.4%
Vedanta Resources PLC, 8.25%, 6/7/21(4)		750	$585,000
Vedanta Resources PLC, 8.25%, 6/7/21(1)		1,850	1,443,000

Total India			$2,028,000

Mexico — 0.3%
Cemex Finance, LLC, 9.50%, 12/14/16(1)		600	$441,000
Cemex Finance, LLC, 9.50%, 12/14/16(4)		1,200	882,000

Total Mexico			$1,323,000

	Principal
	Amount*
Security	(000’s omitted)	Value
Peru — 0.1%
Banco de Credito del Peru, 6.875% to 9/16/21, 9/16/26(1)(6)	300	$297,000

Total Peru		$297,000

Saudi Arabia — 0.6%
Dar Al-Arkan International Sukuk Co., 10.75%, 2/18/15(4)	3,584	$3,297,280

Total Saudi Arabia		$3,297,280

Ukraine — 0.6%
DTEK Finance B.V., 9.50%, 4/28/15(4)	1,200	$1,092,000
Mriya Agro Holding PLC, 10.95%, 3/30/16(4)	2,500	2,074,275

Total Ukraine		$3,166,275

Venezuela — 1.1%
Petroleos de Venezuela SA, 8.50%, 11/2/17(4)	8,100	$5,406,750

Total Venezuela		$5,406,750

Total Foreign Corporate Bonds (identified cost $36,557,171)		$31,509,773

U.S. Treasury Obligations — 22.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(7)	$42,372	$43,772,770
0.50%, 4/15/15(7)	35,444	36,886,656
1.25%, 4/15/14(7)	10,034	10,514,181
2.125%, 2/15/40(7)	836	1,066,527
2.125%, 2/15/41(7)	17,125	21,960,002

Total U.S. Treasury Obligations (identified cost $110,018,571)		$114,200,136

Currency Options Purchased — 0.2%

	Principal
	Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	6,000	EUR	1.30	12/9/11	$142,370
Euro Put Option	EUR	23,000	EUR	1.30	12/9/11	545,751
Euro Put Option	EUR	9,640	EUR	1.30	4/12/12	478,082

Total Currency Options Purchased (identified cost $915,246)						$1,166,203

Call Options Purchased — 0.6%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Dow Jones-UBS Commodity Index 3 Month Forward 3/2012(11)	40,000,000	$344.29	3/8/12	$0
Gold Future 12/2011	42	1,725.00	11/22/11	168,840
Light Sweet Crude Oil Future 12/2011	24	120.00	11/15/11	1,440
Light Sweet Crude Oil Future 12/2011	65	90.00	11/15/11	100,100
Light Sweet Crude Oil Future 12/2011, European Style	100	125.00	11/15/11	5,000

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Light Sweet Crude Oil Future 6/2012	12	$130.00	5/17/12	$9,840
Light Sweet Crude Oil Future 12/2015	188	100.00	11/17/15	2,088,680
Light Sweet Crude Oil Future 12/2015, European Style	42	100.00	11/17/15	466,620
Soybean Future 11/2011	65	1,350.00	10/21/11	4,468
Soybean Future 11/2011	70	1,400.00	10/21/11	2,625
Soybean Future 11/2011	189	1,450.00	10/21/11	3,544

Total Call Options Purchased (identified cost $4,552,590)				$2,851,157

Put Options Purchased — 0.0%(8)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Light Sweet Crude Oil Future 12/2011, CSO, European Style	50	$0.50	11/17/11	$3,000
Light Sweet Crude Oil Future 1/2012, CSO, European Style	50	0.50	12/19/11	5,000
Light Sweet Crude Oil Future 2/2012, CSO, European Style	50	0.50	1/19/12	6,500

Total Put Options Purchased (identified cost $48,000)				$14,500

Short-Term Investments — 84.4%

U.S. Treasury Obligations — 74.7%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/25/11(9)	$260,000	$259,989,600
U.S. Treasury Bill, 0.00%, 12/22/11(9)	120,000	119,996,160

Total U.S. Treasury Obligations (identified cost $380,004,592)		$379,985,760

Other Securities — 9.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(10)	$49,567	$49,566,835

Total Other Securities (identified cost $49,566,835)		$49,566,835

Total Short-Term Investments (identified cost $429,571,427)		$429,552,595

Total Investments — 115.5% (identified cost $589,938,005)		$587,680,026

Call Options Written — (0.0)%(8)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Dow Jones-UBS Commodity Index 3/2012(11)	40,000,000	$160.55	3/8/12	$(2,280)
Natural Gas Future 12/2011	52	4,250.00	11/23/11	(45,760)

Total Call Options Written (premiums received $242,980)				$(48,040)

Put Options Written — (0.4)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
Light Sweet Crude Oil Future 12/2011, CSO, European Style	50	$2.00	11/17/11	$(500)
Light Sweet Crude Oil Future 1/2012, CSO, European Style	50	2.00	12/19/11	(500)
Light Sweet Crude Oil Future 2/2012, CSO, European Style	50	2.00	1/19/12	(2,000)
Light Sweet Crude Oil Future 6/2012	12	75.00	5/17/12	(107,640)
Light Sweet Crude Oil Future 12/2015	144	75.00	11/17/15	(1,643,040)

Total Put Options Written (premiums received $1,653,721)				$(1,753,680)

Other Assets, Less Liabilities — (15.1)%				$(76,878,186)

Net Assets — 100.0%				$509,000,120

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

COP	-	Colombian Peso

EUR	-	Euro

CSO	-	Calendar Spread Option. Represents option on the price differential between two contract months rather than on the underlying asset itself.

*		In U.S. dollars unless otherwise indicated.

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $18,585,476 or 3.7% of the Fund’s net assets.

(2)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2011.

(3)		Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)		Security converts to floating rate after the indicated fixed-rate coupon period.

(7)		Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)		Amount is less than 0.05%.

(9)		Security (or a portion thereof) has been pledged to cover margin requirements on open futures and/or swaps contracts.

(10)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $71,784.

(11)		Paired trade. Valued as a spread.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2011 were $94,495,305 or 18.6% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
12/15/11	Copper 350 Metric Tons	United States Dollar 2,920,750	Barclays Bank PLC	$464,838
12/19/11	Copper 50 Metric Tons	United States Dollar 380,250	Citibank NA	29,400
12/19/11	Copper 200 Metric Tons	United States Dollar 1,389,600	Citibank NA	(13,800)
12/16/13	Copper 825 Metric Tons	United States Dollar 5,815,425	Citibank NA	(30,938)
12/16/13	Copper 875 Metric Tons	United States Dollar 6,670,125	Citibank NA	469,438
12/16/13	Copper 625 Metric Tons	United States Dollar 5,543,750	Merrill Lynch International	1,114,688
12/16/13	Nickel 198 Metric Tons	United States Dollar 4,387,680	Barclays Bank PLC	891,792
12/16/13	Nickel 210 Metric Tons	United States Dollar 3,996,300	Citibank NA	288,540
12/16/13	Nickel 240 Metric Tons	United States Dollar 4,326,000	Citibank NA	88,560
12/16/13	Nickel 60 Metric Tons	United States Dollar 1,455,000	Merrill Lynch International	395,640
11/12/15	Brent Crude Oil 20,000 Barrels	United States Dollar 2,170,200	Merrill Lynch International	381,200

				$4,079,358

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
12/15/11	Aluminum 600 Metric Tons	United States Dollar 1,407,000	Barclays Bank PLC	$(115,176)
12/15/11	Nickel 48 Metric Tons	United States Dollar 1,010,880	Barclays Bank PLC	(166,121)
12/19/11	Aluminum 300 Metric Tons	United States Dollar 654,600	Citibank NA	(8,475)
12/19/11	Nickel 24 Metric Tons	United States Dollar 432,000	Citibank NA	(9,600)
12/17/12	Copper 825 Metric Tons	United States Dollar 5,803,875	Citibank NA	30,113
12/17/12	Copper 875 Metric Tons	United States Dollar 6,689,375	Citibank NA	(501,813)
12/17/12	Copper 625 Metric Tons	United States Dollar 5,731,250	Merrill Lynch International	(1,311,563)
12/17/12	Nickel 198 Metric Tons	United States Dollar 4,456,980	Barclays Bank PLC	(959,112)
12/17/12	Nickel 210 Metric Tons	United States Dollar 4,000,500	Citibank NA	(290,640)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
12/17/12	Nickel 240 Metric Tons	United States Dollar 4,332,000	Citibank NA	$(92,160)
12/17/12	Nickel 60 Metric Tons	United States Dollar 1,477,500	Merrill Lynch International	(417,540)
11/19/15	Light Sweet Crude Oil 20,000 Barrels	United States Dollar 2,104,200	Merrill Lynch International	(381,600)

				$(4,223,687)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
10/13/11	Euro 2,600,000	United States Dollar 3,584,664	Citibank NA	$101,549
10/21/11	Malaysian Ringgit 10,200,000	United States Dollar 3,227,848	Goldman Sachs, Inc.	47,881
10/21/11	Singapore Dollar 4,070,000	United States Dollar 3,219,173	Goldman Sachs, Inc.	107,223
10/21/11	South Korean Won 3,670,000,000	United States Dollar 3,191,304	Goldman Sachs, Inc.	100,375
12/19/11	Euro 8,000,000	United States Dollar 11,075,640	Citibank NA	361,161
12/21/11	Australian Dollar 2,600,000	United States Dollar 2,521,415	Goldman Sachs, Inc.	28,602
12/21/11	Australian Dollar 4,000,000	United States Dollar 3,851,260	Goldman Sachs, Inc.	16,162
12/21/11	Euro 2,000,000	United States Dollar 2,701,900	Goldman Sachs, Inc.	23,280
12/21/11	South African Rand 47,500,000	United States Dollar 5,783,162	Goldman Sachs, Inc.	(35,150)
12/21/11	South African Rand 21,000,000	United States Dollar 2,580,106	Goldman Sachs, Inc.	7,800

				$758,883

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/21/11	Malaysian Ringgit 900,000	United States Dollar 304,311	Citibank NA	$(23,726)
10/21/11	Malaysian Ringgit 2,400,000	United States Dollar 792,079	Citibank NA	(43,852)
10/21/11	Malaysian Ringgit 3,000,000	United States Dollar 995,025	Citibank NA	(59,740)
10/21/11	Malaysian Ringgit 3,900,000	United States Dollar 1,297,405	Citibank NA	(81,536)
10/21/11	Singapore Dollar 950,000	United States Dollar 782,625	Citibank NA	(56,248)
10/21/11	Singapore Dollar 3,120,000	United States Dollar 2,568,261	Citibank NA	(182,687)
10/21/11	South Korean Won 330,000,000	United States Dollar 312,547	Citibank NA	(34,616)
10/21/11	South Korean Won 840,000,000	United States Dollar 770,642	Citibank NA	(63,182)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/21/11	South Korean Won 1,100,000,000	United States Dollar 1,034,807	Citibank NA	$(108,371)
10/21/11	South Korean Won 1,400,000,000	United States Dollar 1,302,326	Citibank NA	(123,224)
12/29/11	Yuan Renminbi 12,000,000	United States Dollar 1,870,820	Citibank NA	4,796
12/29/11	Yuan Renminbi 39,000,000	United States Dollar 6,095,655	Citibank NA	95

				$(772,291)

At September 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,819,253 and a payable of $2,146,194.

Futures Contracts

						Net Unrealized
Expiration			Aggregate			Appreciation
Month/Year	Contracts	Position	Cost*		Value	(Depreciation)
11/11	132 Brent Crude Oil	Short		(14,194,080)	$(13,564,320)	$629,760
12/11	21 Brent Crude Oil	Short		(2,315,040)	(2,118,480)	196,560
12/15	32 Brent Crude Oil	Short		(2,876,180)	(2,862,400)	13,780
3/12	138 Corn	Short		(4,181,400)	(4,179,675)	1,725
3/12	24 Cotton	Long		1,166,395	1,169,040	2,645
12/12	25 Cotton	Long		1,233,390	1,158,625	(74,765)
12/11	20 Gold	Long		3,480,000	3,244,600	(235,400)
3/12	98 Heating Oil	Long		12,166,018	11,277,428	(888,590)
6/12	98 Heating Oil	Short		(11,919,587)	(10,946,913)	972,674
11/11	26 Light Sweet Crude Oil	Long		2,174,120	2,059,200	(114,920)
12/11	26 Light Sweet Crude Oil	Long		2,351,610	2,062,580	(289,030)
12/11	26 Light Sweet Crude Oil	Short		(2,218,740)	(2,062,580)	156,160
12/15	32 Light Sweet Crude Oil	Long		2,792,350	2,756,160	(36,190)
12/11	48 Live Cattle	Long		2,328,320	2,354,880	26,560
12/12	8 LME Copper	Long		1,916,850	1,414,300	(502,550)
12/13	8 LME Copper	Short		(1,859,800)	(1,417,300)	442,500
11/11	78 Natural Gas	Short		(2,893,020)	(2,859,480)	33,540
12/11	33 Natural Gas	Short		(1,448,370)	(1,307,460)	140,910
12/11	58 Natural Gas	Long	GBP	1,361,644	2,046,496	(76,853)
1/12	130 Natural Gas	Long		5,857,290	5,359,900	(497,390)
3/12	130 Natural Gas	Long		5,740,460	5,343,000	(397,460)
4/12	227 Natural Gas	Short		(9,995,840)	(9,300,190)	695,650
1/12	61 Platinum	Long		4,748,945	4,646,980	(101,965)
12/11	12 Silver	Short		(1,885,050)	(1,804,980)	80,070
12/12	30 Silver	Short		(5,150,820)	(4,515,450)	635,370
12/13	30 Silver	Long		5,257,840	4,473,450	(784,390)
11/11	27 Soybean	Long		1,691,950	1,591,650	(100,300)
12/11	83 Wheat	Long		2,687,188	2,528,388	(158,800)
10/11	31 CBOE Volatility Index	Long		1,233,800	1,306,650	72,850
11/11	375 CBOE Volatility Index	Short		(12,029,360)	(14,156,250)	(2,126,890)
12/11	788 CBOE Volatility Index	Long		22,934,850	27,422,400	4,487,550
1/12	442 CBOE Volatility Index	Short		(13,278,500)	(15,691,000)	(2,412,500)
12/11	26 British Pound Sterling	Short		(2,544,781)	(2,536,462)	8,319
12/11	16 Euro	Short		(2,823,150)	(2,683,000)	140,150
12/11	34 Japanese Yen	Short		(5,538,175)	(5,519,475)	18,700
12/11	98 United States Dollar Index	Long		7,684,670	7,749,350	64,680
12/11	150 U.S. 5-Year Treasury Note	Short		(18,416,015)	(18,372,656)	43,359
12/11	174 U.S. 10-Year Treasury Note	Long		22,098,325	22,636,312	537,987

						$603,506

*	In U.S. dollars unless otherwise indicated.

Inflation Swaps

	Notional					Net Unrealized
	Amount		Fund	Fund	Termination	Appreciation
Counterparty	(000’s omitted)		Receives	Pays	Date	(Depreciation)
Citibank NA	USD	1,100	0.94%	Return on CPI-U (NSA)	7/6/12	$(29,530)
Citibank NA	USD	1,200	0.99	Return on CPI-U (NSA)	8/4/12	(31,225)
Citibank NA	USD	2,100	1.10	Return on CPI-U (NSA)	10/4/12	(54,835)
Citibank NA	USD	2,000	1.24	Return on CPI-U (NSA)	11/1/12	(45,300)
Citibank NA	USD	3,000	1.30	Return on CPI-U (NSA)	12/6/12	(66,465)
Citibank NA	USD	8,600	1.96	Return on CPI-U (NSA)	2/10/13	(82,010)
Citibank NA	EUR	800	1.58	Return on EUR-EXT-CPI	7/5/15	(5,342)
Citibank NA	EUR	1,000	1.50	Return on EUR-EXT-CPI	8/4/15	(12,257)
Citibank NA	EUR	1,500	1.59	Return on EUR-EXT-CPI	10/5/15	(22,349)
Citibank NA	EUR	2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(21,492)
Citibank NA	EUR	2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(13,864)
Credit Suisse	EUR	6,000	2.00	Return on EUR-EXT-CPI	2/10/16	98,295

						$(286,374)

EUR	-	Euro

USD	-	United States Dollar

CPI-U (NSA)	-	Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted

EUR-EXT-CPI	-	EUR-Non-revised Consumer Price Index excluding Tobacco

Interest Rate Swaps

		Fund
		Pays/
	Notional	Receives		Annual		Net Unrealized
	Amount	Floating	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)	Rate	Rate Index	Rate	Date	(Depreciation)
Barclays Bank PLC	$10,000	Receives	3-month USD-LIBOR-BBA	3.93%	8/1/41	$(2,670,464)
Credit Suisse	40,000	Receives	3-month USD-LIBOR-BBA	3.89	6/27/41	(10,491,366)
Credit Suisse	26,000	Pays	3-month USD-LIBOR-BBA	3.52	8/8/41	4,679,808

						$(8,482,022)

Credit Default Swaps — Sell Protection

							Current
				Contract			Market
		Notional		Annual			Annual		Upfront	Net Unrealized
Reference		Amount*		Fixed		Termination	Fixed	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Rate***	Value	Received	(Depreciation)
Russia	Citibank NA	USD	275	1.00	%(1)	9/20/15	2.88%	$(19,079)	$10,107	$(8,972)
Russia	Citibank NA	USD	1,000	1.00	(1)	12/20/15	2.92	(74,962)	22,444	(52,518)
Russia	Citibank NA	USD	1,000	1.00	(1)	12/20/15	2.92	(74,962)	21,597	(53,365)
Russia	Citibank NA	USD	5,500	1.00	(1)	3/20/16	2.97	(444,974)	89,672	(355,302)
Russia	Citibank NA	USD	2,500	1.00	(1)	6/20/16	3.02	(216,994)	28,426	(188,568)
Russia	Citibank NA	USD	3,500	1.00	(1)	9/20/16	3.06	(324,011)	66,784	(257,227)
Markit iTraxx Europe Subordinated Financial 5-Year Index	Credit Suisse	EUR	3,000	1.00	(1)	6/20/16	2.69	(279,421)	281,777	2,356

								$(1,434,403)	$520,807	$(913,596)

Credit Default Swaps — Buy Protection

				Contract				Upfront
		Notional		Annual				Payments	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	(Paid)	(Depreciation)
France	Citibank NA	USD	4,000	0.25	%(1)	9/20/16	$291,898	$(191,734)	$100,164
France	Credit Suisse	USD	13,000	0.25	(1)	6/20/16	889,767	(292,367)	597,400
Germany	Citibank NA	USD	1,200	0.25	(1)	9/20/15	34,235	(5,971)	28,264
Germany	Citibank NA	USD	2,500	0.25	(1)	12/20/15	79,077	(27,306)	51,771
Germany	Citibank NA	USD	1,200	0.25	(1)	12/20/15	37,955	(6,377)	31,578
Germany	Citibank NA	USD	4,100	0.25	(1)	3/20/16	142,248	(49,398)	92,850
Germany	Citibank NA	USD	6,000	0.25	(1)	9/20/16	244,618	(111,167)	133,451
Germany	Credit Suisse	USD	11,000	0.25	(1)	6/20/16	415,268	(93,533)	321,735
Spain	Barclays Bank PLC	USD	5,000	1.00	(1)	9/20/16	571,207	(559,467)	11,740
Spain	Citibank NA	USD	750	1.00	(1)	9/20/16	85,681	(98,827)	(13,146)
Spain	Citibank NA	USD	2,500	1.00	(1)	9/20/16	285,604	(210,434)	75,170
Spain	Credit Suisse	USD	4,000	1.00	(1)	6/20/16	436,566	(226,677)	209,889
Spain	Credit Suisse	USD	12,000	1.00	(1)	9/20/16	1,370,897	(1,139,644)	231,253
Venezuela	Citibank NA	USD	500	5.00	(1)	9/20/13	45,723	(32,143)	13,580
Venezuela	Citibank NA	USD	1,000	5.00	(1)	6/20/16	233,517	(193,159)	40,358
Venezuela	Citibank NA	USD	500	5.00	(1)	9/20/16	121,629	(84,522)	37,107
Venezuela	Merrill Lynch International	USD	1,500	5.00	(1)	6/20/13	109,458	(113,540)	(4,082)
Markit CDX Emerging Markets Index	Citibank NA	USD	7,500	5.00	(1)	6/20/16	(470,533)	962,505	491,972
Markit CDX Emerging Markets Index	Citibank NA	USD	5,000	5.00	(1)	6/20/16	(313,689)	644,894	331,205
Markit CDX Emerging Markets Index	Citibank NA	USD	1,500	5.00	(1)	6/20/16	(94,107)	152,032	57,925
Markit CDX Emerging Markets Index	Credit Suisse	USD	5,500	5.00	(1)	6/20/16	(345,058)	680,691	335,633
Markit CDX Emerging Markets Index	Credit Suisse	USD	3,750	5.00	(1)	6/20/16	(235,268)	464,627	229,359
Markit iTraxx Europe Subordinated Financial Index	Credit Suisse	EUR	5,000	1.00	(1)	6/20/16	1,063,156	(936,686)	126,470
Markit iTraxx Europe Subordinated Financial Index	Credit Suisse	EUR	3,000	1.00	(1)	6/20/16	637,895	(623,095)	14,800
Markit iTraxx SovX CEEMEA Index	Citibank NA	USD	5,000	1.00	(1)	6/20/16	503,367	(325,085)	178,282
Markit iTraxx SovX CEEMEA Index	Citibank NA	USD	3,000	1.00	(1)	6/20/16	302,020	(197,247)	104,773
Markit iTraxx SovX CEEMEA Index	Credit Suisse	USD	2,000	1.00	(1)	6/20/16	201,347	(115,980)	85,367

							$6,644,478	$(2,729,610)	$3,914,868

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $17,794,250.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps on Commodity Indices

	Notional				Net Unrealized
	Amount	Expiration	Fund		Appreciation
Counterparty	(000’s omitted)	Date	Pays	Fund Receives	(Depreciation)
Barclays Bank PLC	$163,500	10/3/11	0.18%	Excess Return on Dow Jones-UBS Commodity Index	$(19,030,335)
Barclays Bank PLC	9,000	10/17/11	0.50	Excess Return on Barclays Capital ComBATS Timing Arbitrage Strategy Index	17,037
Citibank NA	191,100	10/17/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	(21,841,188)
Citibank NA	6,500	10/17/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Long-Short Index	35,558
Citibank NA	40,000	10/17/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	(4,336,535)
Citibank NA	6,500	10/17/11	0.48	Excess Return on Citi Commodities Curve Beta Enhanced Super Alpha Dow Jones-UBS Commodity Index	45,560
Citibank NA	22,900	10/31/11	0.50	Excess Return on Citi Custom CIVICS Long-Short Commodity Index	—
Credit Suisse	192,300	10/10/11	0.18	Excess Return on Dow Jones-UBS Commodity Index	(26,661,259)
Merrill Lynch International	63,000	10/31/11	0.53	Excess Return on MLCX Armored Wolf Long-Short Index	—

					$(71,771,162)

Written options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	40,001,196	3,641,257
Options terminated in closing purchase transactions	(538)	(1,577,525)
Options exercised	(20)	(84,895)
Options expired	(280)	(82,136)

Outstanding, end of period	40,000,358	$1,896,701

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including forward commodity contracts, commodity futures contracts and options thereon, total return swaps based on a commodity index, and written options that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk:  The Fund enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit risk or to enhance return.

Interest Rate:  Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap and inflation swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and currency options to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2011 was as follows:

		Fair Value
		Asset
Risk	Derivative	Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$4,154,209	$(4,298,538)
Commodity	Futures Contracts*	4,027,904	(4,258,603)
Commodity	Purchased Options	2,865,657	—
Commodity	Total Return Swaps	98,155	(71,869,317)
Commodity	Written Options	—	(1,801,720)

		$11,145,925	$(82,228,178)

Credit	Credit Default Swaps	$8,103,133	$(2,893,058)

		$8,103,133	$(2,893,058)

Equity Price	Futures Contracts*	$4,560,400	$(4,539,390)

		$4,560,400	$(4,539,390)

Foreign Exchange	Currency Options Purchased	$1,166,203	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	798,924	(812,332)
Foreign Exchange	Futures Contracts*	231,849	—

		$2,196,976	$(812,332)

Interest Rate	Futures Contracts*	$581,346	$—
Interest Rate	Inflation Swaps	98,295	(384,669)
Interest Rate	Interest Rate Swaps	4,679,808	(13,161,830)

		$5,359,449	$(13,546,499)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$590,484,397

Gross unrealized appreciation	$4,053,361
Gross unrealized depreciation	(6,857,732)

Net unrealized depreciation	$(2,804,371)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$8,385,662	$—	$8,385,662
Foreign Corporate Bonds	—	31,509,773	—	31,509,773
U.S. Treasury Obligations	—	114,200,136	—	114,200,136
Currency Options Purchased	—	1,166,203	—	1,166,203
Call Options Purchased	2,851,157	0	—	2,851,157
Put Options Purchased	14,500	—	—	14,500
Short-Term Investments —
U.S. Treasury Obligations	—	379,985,760	—	379,985,760
Other Securities	—	49,566,835	—	49,566,835

Total Investments	$2,865,657	$584,814,369	$—	$587,680,026

Forward Commodity Contracts	$—	$4,154,209	$—	$4,154,209
Forward Foreign Currency Exchange Contracts	—	798,924	—	798,924
Futures Contracts	9,401,499	—	—	9,401,499
Swap Contracts	—	12,979,391	—	12,979,391

Total	$12,267,156	$602,746,893	$—	$615,014,049

Liability Description

Call Options Written	$(45,760)	$(2,280)	$—	$(48,040)
Put Options Written	—	(1,753,680)	—	(1,753,680)
Forward Commodity Contracts	—	(4,298,538)	—	(4,298,538)
Forward Foreign Currency Exchange Contracts	—	(812,332)	—	(812,332)
Futures Contracts	(8,797,993)	—	—	(8,797,993)
Swap Contracts	—	(88,308,874)	—	(88,308,874)

Total	$(8,843,753)	$(95,175,704)	$—	$(104,019,457)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Forward commodity contracts are generally valued using the underlying futures contract settlement price or forward contract price provided by the board of trade or exchange on which they are traded.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 28, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 28, 2011